CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
CONDENSED CONSOLIDATED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Common Stock, Shares Authorized	500,000,000	100,000,000	100,000,000	30,000,000
Common Stock, Shares, Issued	37,099,352	37,099,352	15,575,682
Common Stock, Shares, Outstanding	37,099,352	37,099,352	15,575,682